Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Chestnut Street Exchange Fund
Entity Central Index Key	0000019780
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Chestnut Street Exchange Fund
Shareholder Report [Line Items]
Fund Name	Chestnut Street Exchange Fund
Class Name	Chestnut Street Exchange Fund
Trading Symbol	CHNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chestnut Street Exchange Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chestnutstreet/. You can also request this information by contacting us at 1-866-311-7541.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-311-7541
Additional Information Website	https://funddocs.filepoint.com/chestnutstreet/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chestnut Street Exchange Fund	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During 2024, the Fund returned 12.92%, underperforming its benchmark index, the S&P 500, which returned 25.02% during the same period.
Underperformance during the year came primarily from the information technology, communication services, and consumer discretionary sectors. The Fund’s position in Intel Corporation negatively affected performance, as the resignation of CEO Pat Gelsinger in the middle of a difficult turnaround caused the stock to continue its decline to end the year. Nike, Inc. saw their stock underperform as the company continued to struggle with inventory and retail sales issues, as their prior ‘direct to consumer’ strategy did not bear fruit. In addition, the Fund’s technology sector holdings did not include two large holdings in the S&P 500, NVIDIA Corporation and Broadcom Incorporated, which both gained over 100% during the year and were a key factor in the Fund’s relative underperformance to the S&P 500 Index.
Outperformance during the year came primarily from the consumer staples and financial sectors of the Fund. Walmart, Inc. significantly outperformed the broader index as the company continued to bring in more high-income consumers due to the inflationary environment of the past several years, in addition to expanding its online delivery product. Both JPMorgan Chase & Co. and Wells Fargo & Co. outperformed the financial sector and the broader index in 2024, as expectations of lower regulations and a more upward-sloping yield curve generated higher expectations for earnings from large U.S. banks going forward.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chestnut Street Exchange Fund	12.92	8.66	8.97
S&P 500 TR	25.02	14.53	13.10
Dow Jones Industrial Average - Total Return	14.99	10.55	11.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information. Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information.
Net Assets	$ 175,415,604
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 171,614
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$175,415,604
Number of Holdings	37
Net Advisory Fee	$171,614
Portfolio Turnover	0%

Holdings [Text Block]

Top Industries	(% of Net Assets)
Software & Services	15.9%
Media & Entertainment	10.8%
Banks	8.5%
Technology Hardware & Equipment	8.3%
Materials	7.9%
Capital Goods	7.2%
Pharmaceuticals, Biotechnology & Life Sciences	6.7%
Energy	4.2%
Food, Beverage & Tobacco	4.2%
Cash Equivalents & Other	26.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Apple, Inc.	7.6%
JPMorgan Chase & Co.	5.3%
Abbott Laboratories	4.8%
Moody’s Corp.	4.8%
Air Products and Chemicals, Inc.	4.7%
Oracle Corp.	4.7%
Alphabet, Inc. - Class A	4.6%
Emerson Electric Co.	4.4%
Union Pacific Corp.	4.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since December 31, 2023.
The Board of Managing General Partners of the Fund unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the SGI Enhanced Market Leaders ETF, a newly-organized series of RBB Fund, Inc. The shareholder vote to approve the Plan of Reorganization and date of closing of the reorganization is expected to occur in April of 2025.

Updated Prospectus Web Address	https://funddocs.filepoint.com/chestnutstreet/